Related Party Transactions (Details) - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 14, 2021	Feb. 20, 2019	Feb. 03, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	May 21, 2021	Mar. 31, 2021	Mar. 19, 2021	Jun. 30, 2020	Mar. 01, 2020	Feb. 28, 2020	May 22, 2019	Apr. 02, 2019	Apr. 01, 2019	Feb. 04, 2019	Aug. 07, 2018
Related Party Transaction [Line Items]
Required cash payment as a percent of aggregate gross proceeds															6.00%
Gain on related party loan - held for sale							$ 0	$ 49,817,000
Sysorex
Related Party Transaction [Line Items]
Finance receivable, gross												$ 9,100,000
Sysorex Settlement Agreement | Sysorex
Related Party Transaction [Line Items]
Stock received during period for debt settlement (in shares)	12,972,189
Rights Letter Agreement | Sysorex
Related Party Transaction [Line Items]
Stock received during period for debt settlement (in shares)	3,000,000
Purchase Agreement | Sysorex
Related Party Transaction [Line Items]
Aggregate maximum principal amount of note receivable							10,000,000			$ 3,000,000
Legal fees, accounting costs, due diligence, monitoring and other transaction costs										$ 20,000
Debt instrument, term			24 months
Sysorex
Related Party Transaction [Line Items]
Interest rate															21.00%	18.00%
Principal balance to be assigned													$ 1,000,000
Arbitration indemnification percentage																					50.00%
Finance receivable, gross												$ 9,100,000
Entitlement of cash, factor (percent)						1.50%
Sysorex | Sysorex Settlement Agreement
Related Party Transaction [Line Items]
Stock received during period for debt settlement (in shares)	12,972,189
Stock received for debt settlement, common stock, par value (in usd per share)	$ 0.00001
Release of previously recorded valuation allowance	$ 7,500,000
Interest income	1,600,000
Gain on related party loan - held for sale	$ 49,800,000
Sysorex | Rights Letter Agreement
Related Party Transaction [Line Items]
Stock received during period for debt settlement (in shares)	3,000,000
Sysorex | Purchase Agreement
Related Party Transaction [Line Items]
Aggregate maximum principal amount of note receivable															$ 5,000,000
Interest rate										10.00%
Aggregate principal amount of note receivable			$ 3,000,000								$ 8,000,000						$ 10,000,000	$ 8,000,000	$ 5,000,000	$ 5,000,000
Amount of note assigned to Systat under license agreement									$ 2,300,000					$ 3,000,000
Proceeds from long-term lines of credit				$ 117,000					2,600,000
Repayments of debt									200,000
Accrued interest									7,700,000
Additional interest income, unlikely to be received				$ 251,806	$ 275,000				1,100,000
Settlement agreement of net award		$ 941,796
Common shares issued for settlement of amount owed		16,655
Settlement amount receivable from related party								600,000
Interest accrued									$ 100,000
Receivable from related party							0	$ 0
Consulting Services | Director
Related Party Transaction [Line Items]
Additional compensation, per month							$ 10,000